STOCK-BASED COMPENSATION (Details) (USD $)	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 24, 2006 stock_option	Mar. 30, 2013 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 11, 2012 Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ply Gem Investment Holdings to Ply Gem Prime Holdings conversion ratio					1
Options vesting period		5 years
Weighted average fair value of options granted		$ 40.11	$ 35.07	$ 24.69
Weighted average assumptions used:
Expected volatility (in hundredths)		46.00%	46.00%	30.00%
Expected term (in years)		5 years	3 years 7 months 24 days	5 years
Risk-free interest rate (in hundredths)		0.64%	0.91%	2.42%
Expected dividend yield (in hundredths)		0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options outstanding at beginning of period (in shares)						524,344	502,844
Granted						0	26,000
Forfeited or expired (in shares)						(1,500)	(4,500)
Stock options outstanding at end of period (in shares)						522,844	524,344
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price at beginning of period (in dollars per share)						$ 70.16	$ 68.57	$ 100.00
Weighted average exercise price at end of period (in dollars per share)						$ 70.33	$ 70.16	$ 100.00
Weighted average remaining contractual term		5 years 11 months 12 days	6 years 9 months			5 years 8 months 12 days	5 years 11 months 12 days
Vested options (in shares)	156,994	158,494
Vesting percentage (in hundredths)	100.00%	100.00%
Total unrecognized compensation expense	$ 4,200,000	$ 4,600,000
Weighted average recognition period of unrecognized compensation expense	2 years 8 months 27 days	2 years 11 months 15 days
Compensation expense		$ 1,700,000	$ 400,000	$ 200,000